Digital Assets (Details) - Schedule of Additional Information About Digital Assets - Digital Asset [Member] - ETH [Member] - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Crypto Asset, Activity [Line Items]
Opening balance	$ 7,123,300	$ 369,200
Cumulative-effect adjustment of opening balance due to adoption of fair value measurement		30,600
Addition of ETH staking reward and other services	14,300	17,700
Purchases of ETH from exchange of USDT	2,000,400	1,904,700
Purchases of ETH from exchange of USDC		2,894,300
Exchange of ETH into USDT	(9,009,500)
Exchange of ETH into USDC	(2,391,700)
Return of ETH to a third party		(48,500)
Payment of ETH for other expenses	(100)	(1,300)
Investment income from sales of ETH	24,600
Changes in fair value of ETH	2,238,700	189,000
Ending balance		$ 4,997,700